Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Schedule of Components of Lease Expenses

The components of lease expense were as follows:

	For the Three Months Ended
	March 31,
	2024	2023
Finance lease cost:
Amortization of right-of-use asset	$8,454	$-
Interest on lease liability	3,561	-
Total finance lease cost	$12,015	$-

The components of lease expense were as follows:

	For the Years Ended
	December 31,
	2023	2022
Finance lease cost:
Amortization of right-of-use asset	$21,092	$-
Interest on lease liability	10,947	-
Total finance lease cost	$32,039	$-

Schedule of Supplemental Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	March 31, 2024	December 31, 2023
Finance lease:
Finance lease assets	$138,774	$147,228

Current portion of finance lease liability	$31,758	30,901
Noncurrent finance lease liability	92,761	101,029
Total finance lease liability	$124,519	$131,930

Weighted average remaining lease term:
Finance lease	3.12 years	3.35 years

Weighted average discount rate:
Finance lease	11.00%	11.00%

Schedule of Supplemental Cash and Other Information Related to Finance Leases

Supplemental cash flow and other information related to finance leases was as follows:

	For the Three Months Ended
	March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Finance cash flows used for finance leases	$7,411	$-

Supplemental cash flow and other information related to finance leases was as follows:

	For the Years Ended
	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Finance cash flows used for finance leases	$36,390	$-

Leased assets obtained in exchange for lease liabilities:
Total finance lease liabilities	$168,320	$-

Schedule of Future Minimum Lease Payments

The future minimum lease payments due under finance leases as of March 31, 2024 is as follows:

Year Ending	Minimum Lease
December 31,	Commitments
2024 (for the nine months remaining)	$32,914
2025	43,886
2026	43,886
2027	29,258
149,944
Less effects of discounting	25,425
Lease liability recognized	$124,519

The future minimum lease payments due under finance leases as of December 31, 2023 is as follows:

Year Ending	Minimum Lease
December 31,	Commitments
2024	$43,886
2025	43,886
2026	43,886
2027 and thereafter	29,258
$160,916
Less effects of discounting	28,986
Lease liability recognized	$131,930

Schedule of Supplemental Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Finance lease:
Finance lease assets	$147,228	$-

Current portion of finance lease liability	$30,901	-
Noncurrent finance lease liability	101,029	-
Total finance lease liability	$131,930	$-

Weighted average remaining lease term:
Finance lease	3.35 years

Weighted average discount rate:
Finance lease	11.00%